COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under operating leases

As of June 30,
2022
2022 (remaining six months)	$625
2023	718
2024	566
2025	252
2026	219
Thereafter	438
Total operating lease payments	2,818
Less: Imputed interest	(362)
Total operating lease liabilities	$2,456

Year ending December 31,
2022	$895
2023	480
2024	400
2025	188
2026	92
Thereafter	134
$2,189

Schedule of contractual obligations

	By Period
Total	Less than 1 Year	1 to 3 Years	3 to 5 Years	More than 5 Years
7,119	7,069	50	—	—

	By Period
Total	Less than 1 Year	1 to 3 Years	3 to 5 Years	More than 5 Years
$7,258	$7,258	$0	$0	$0
$7,258	$7,258	$0	$0	$0